Summary of Revenues by Payor Type (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues	$ 1,264,674	$ 1,228,918	$ 1,261,397	$ 1,272,610	$ 1,194,890	$ 1,160,690	$ 1,175,915	$ 1,243,740	$ 5,027,599	$ 4,775,235	$ 4,793,342
Medicare
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									2,087,261	1,990,736	2,022,835
Medicaid
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									601,645	541,614	526,342
Medicare Advantage
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									374,431	363,520	348,112
Medicaid Managed
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									127,707	83,347	84,680
Other Payor
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									2,051,812	1,999,173	2,008,755
Amount Before Eliminations
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									5,242,856	4,978,390	4,990,724
Eliminations
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues									$ (215,257)	$ (203,155)	$ (197,382)